Liquidity risk - Narrative (Details) - Dec. 31, 2022 SFr in Millions, $ in Millions	CHF (SFr)	USD ($)
Disclosure of detailed information about borrowings [line items]
Current bank overdrafts	SFr 3.1
Bank overdraft facility one, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	100.0
Bank overdraft facility two, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	SFr 25.0
Bank overdraft facility three, USD
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity | $		$ 35.0